Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Schedule Of Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

2011
Revenues and other income	$251,950	$721,322	$199,751	$261,599
Income (loss) from continuing operations	$9,916	$182,513	$(293,815)	$114,484
Income (loss) from discontinued operations, net of taxes	$791	$3,100	$1,690	$(8)
Gain on disposal of discontinued operations, net of taxes	$79	$845	$773	$4,588
Net (income) loss attributable to the noncontrolling interest	$(279)	$(149)	$330	$373
Net income (loss)	$10,507	$186,309	$(291,022)	$119,437

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.75	$(1.20)	$.47
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.76	$(1.19)	$.49
Number of shares used in calculation	244,082	244,521	244,580	244,583

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.74	$(1.20)	$.46
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.75	$(1.19)	$.48
Number of shares used in calculation	244,620	249,026	244,580	248,874

2010
Revenues and other income	$238,505	$259,941	$154,015	$550,983
Income (loss) from continuing operations	$207,145	$(247,227)	$267,351	$1,673,405
Income (loss) from discontinued operations, net of taxes	$(15,640)	$10,949	$(17,263)	$519
Gain on disposal of discontinued operations, net of taxes	$-	$-	$39,882	$21,115
Net (income) loss attributable to the noncontrolling interest	$(26)	$1,134	$(2,215)	$183
Net income (loss)	$191,479	$(235,144)	$287,755	$1,695,222

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.85	$(1.01)	$1.10	$6.87
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.09
Net income (loss)	$.79	$(.97)	$1.18	$6.96
Number of shares used in calculation	243,291	243,312	243,317	243,546

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.84	$(1.01)	$1.09	$6.76
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.08
Net income (loss)	$.78	$(.97)	$1.17	$6.84
Number of shares used in calculation	247,594	243,312	247,572	247,847